UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2024

Date of reporting period:	November 1, 2023 – April 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Core Bond Fund

Semiannual report
4 | 30 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PTRNX

Putnam
Core Bond
Fund

Semiannual report
4 | 30 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	46

Message from the Trustees

June 7, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also pleased to welcome Jane E. Trust and Gregory G. McGreevey to your Board of Trustees. Ms. Trust is an interested trustee who has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020. Mr. McGreevey joins the Board as an independent trustee, most recently serving as Senior Managing Director, Investments, at Invesco Ltd., until 2023.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced investment professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/24. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

Of special interest

Effective November 2023, due to increased levels of income earned in the portfolio, the fund’s monthly dividend rate for class A shares was increased from $0.026 to $0.029 per share. Similar increases were made to other share classes.

2 Core Bond Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 10/31/23*	0.64%	0.84%	1.39%	0.89%	0.39%	0.39%
Annualized expense ratio for the
six-month period ended 4/30/24	0.64%	0.84%	1.39%	0.89%	0.39%	0.39%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Restated to reflect the management fee under the fund’s new management contract, which took effect on March 1, 2023.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/23 to 4/30/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.27	$4.29	$7.09	$4.54	$1.99	$2.00
Ending value (after expenses)	$1,056.80	$1,054.50	$1,051.90	$1,053.50	$1,056.90	$1,058.40

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (366).

Core Bond Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/24, use the following calculation method. To find the value of your investment on 11/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.22	$4.22	$6.97	$4.47	$1.96	$1.96
Ending value (after expenses)	$1,021.68	$1,020.69	$1,017.95	$1,020.44	$1,022.92	$1,022.92

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (366).

4 Core Bond Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Liquidity risk management program

Putnam Investment Management, LLC (“Putnam Management”), as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2024. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2023 through December 2023. The report included a description of the annual liquidity assessment of the fund that Putnam Management performed in November 2023. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. Putnam Management concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Core Bond Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Core Bond Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Core Bond Fund 7

The fund’s portfolio 4/30/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (32.7%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.4%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 9/20/53 to 11/20/53	$2,831,435	$2,910,100
6.00%, with due dates from 2/20/53 to 11/20/53	4,183,017	4,230,693
5.50%, with due dates from 5/20/49 to 7/20/53	2,669,604	2,633,614
5.00%, with due dates from 5/20/49 to 8/20/53	1,034,920	995,618
4.50%, TBA, 5/1/54	1,000,000	931,609
4.00%, TBA, 5/1/54	1,000,000	906,244
4.00%, with due dates from 6/20/49 to 1/20/51	4,590,389	4,186,352
3.50%, TBA, 5/1/54	1,000,000	881,113
3.50%, with due dates from 10/20/49 to 11/20/49	103,526	91,179
3.00%, TBA, 5/1/54	3,000,000	2,551,968
2.50%, TBA, 5/1/54	2,000,000	1,640,509
2.00%, TBA, 5/1/54	2,000,000	1,574,222
		23,533,221
U.S. Government Agency Mortgage Obligations (27.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	74,249	75,255
6.00%, 5/1/53	1,194,571	1,193,245
5.50%, with due dates from 7/1/49 to 11/1/53	4,532,723	4,448,754
4.50%, 2/1/53	311,033	287,454
4.00%, 4/1/52	896,381	803,861
3.00%, with due dates from 8/1/50 to 3/1/52	2,663,529	2,241,339
2.50%, with due dates from 10/1/50 to 4/1/52	7,086,281	5,721,410
2.00%, with due dates from 3/1/51 to 1/1/52	4,129,558	3,131,384
2.00%, 9/1/35	700,538	608,938
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/1/53 to 5/1/53	1,259,177	1,274,427
6.00%, with due dates from 4/1/53 to 10/1/53	2,921,367	2,921,958
5.50%, with due dates from 4/1/50 to 11/1/53	14,670,378	14,364,478
5.00%, with due dates from 1/1/49 to 8/1/49	75,764	72,522
4.50%, 1/1/53	619,542	572,576
4.00%, 5/1/52	923,212	831,674
3.50%, with due dates from 7/1/50 to 4/1/52	5,470,565	4,756,063
3.00%, with due dates from 9/1/50 to 4/1/51	1,869,093	1,561,115
2.50%, with due dates from 3/1/51 to 3/1/52	2,512,265	2,025,979
2.00%, with due dates from 9/1/50 to 3/1/52	6,094,238	4,669,896
2.00%, 3/1/37	2,833,080	2,461,748
1.50%, 9/1/51	1,799,643	1,294,337
Uniform Mortgage-Backed Securities
6.50%, TBA, 5/1/54	8,000,000	8,064,062
6.00%, TBA, 5/1/54	5,000,000	4,956,446
5.00%, TBA, 5/1/54	7,000,000	6,636,601
4.50%, TBA, 5/1/54	1,000,000	921,719
3.50%, TBA, 5/1/54	3,000,000	2,586,211
3.00%, TBA, 5/1/54	13,000,000	10,739,726
3.00%, TBA, 5/1/39	1,000,000	908,125
2.50%, TBA, 5/1/54	12,000,000	9,498,281

8 Core Bond Fund

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (32.7%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Uniform Mortgage-Backed Securities
2.50%, TBA, 5/1/39	$2,000,000	$1,772,578
2.00%, TBA, 5/1/54	22,000,000	16,615,370
1.50%, TBA, 5/1/39	2,000,000	1,683,800
		119,701,332
Total U.S. government and agency mortgage obligations (cost $146,864,935)		$143,234,553

U.S. TREASURY OBLIGATIONS (25.5%)*	Principal amount	Value
U.S. Treasury Bonds
3.25%, 5/15/42	$5,000,000	$4,016,211
3.00%, 2/15/49	18,000,000	13,125,938
3.00%, 2/15/47	12,000,000	8,848,126
2.75%, 8/15/42 Φ	15,000,000	11,092,970
2.375%, 5/15/51	12,810,000	8,081,309
U.S. Treasury Notes
2.75%, 8/15/32	12,400,000	10,752,641
2.75%, 2/15/28	17,300,000	16,072,781
1.625%, 9/30/26	6,910,000	6,392,560
1.625%, 5/15/26	15,500,000	14,485,840
1.625%, 2/15/26	6,400,000	6,021,857
1.50%, 2/15/30	6,000,000	5,031,328
0.375%, 7/31/27	4,150,000	3,596,396
0.25%, 9/30/25	4,160,000	3,882,775
Total U.S. treasury obligations (cost $118,745,148)		$111,400,732

CORPORATE BONDS AND NOTES (30.5%)*	Principal amount	Value
Basic materials (1.2%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	$1,150,000	$1,166,570
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	365,000	367,142
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	240,000	205,538
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	330,000	316,348
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	1,040,000	1,006,136
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	470,000	482,421
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	440,000	364,109
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	430,000	374,134
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	185,000	172,616
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	90,000	85,730
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	85,000	68,943
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	160,000	150,963

Core Bond Fund 9

CORPORATE BONDS AND NOTES (30.5%)* cont.	Principal amount	Value
Basic materials cont.
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	$500,000	$472,087
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	115,000	127,834
		5,360,571
Capital goods (1.7%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	350,000	334,688
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	745,000	729,169
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	455,000	402,640
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	208,000	189,575
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	690,000	643,615
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	670,000	655,390
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54	371,000	372,005
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34	189,000	190,361
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	81,000	81,322
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	39,000	39,123
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	250,000	249,911
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,219,000	1,081,113
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	535,000	519,146
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54	325,000	348,571
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	1,220,000	1,166,141
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	397,000	392,215
		7,394,985
Communication services (2.4%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	490,000	404,749
American Tower Corp. sr. unsec. notes 5.50%, 3/15/28 R	225,000	223,983
American Tower Corp. sr. unsec. notes 3.95%, 3/15/29 R	925,000	857,564
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	535,000	461,340
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	372,000	339,267
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	430,000	410,493
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	430,000	410,285
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	745,000	575,048
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	180,000	174,828
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	150,000	132,793
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	65,000	45,478
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	140,000	138,083
Comcast Corp. company guaranty sr. unsec. notes 3.30%, 2/1/27	230,000	218,912
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	132,000	123,935
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	125,000	116,601
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	505,000	473,279
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	760,000	670,082

10 Core Bond Fund

CORPORATE BONDS AND NOTES (30.5%)* cont.	Principal amount	Value
Communication services cont.
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	$740,000	$720,097
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	100,000	76,974
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	325,000	283,550
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	265,000	277,504
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	55,000	53,382
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	1,753,000	1,680,061
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	526,000	527,037
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	460,000	417,433
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	565,000	612,110
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	190,000	168,234
		10,593,102
Consumer cyclicals (1.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	150,000	141,375
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	90,000	51,546
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	255,000	245,815
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	375,000	371,051
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	191,000	166,222
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	44,000	39,371
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	100,000	91,555
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	664,000	667,195
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	60,000	61,615
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	158,000	154,503
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	364,000	357,729
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	110,000	89,831
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	209,000	205,239
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	135,000	126,439
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	710,000	707,973
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43	295,000	195,427
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	95,000	84,472
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	475,000	424,647
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	200,000	173,442
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	100,000	79,025

Core Bond Fund 11

CORPORATE BONDS AND NOTES (30.5%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	$200,000	$180,177
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	191,000	199,518
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	160,000	152,975
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	570,000	456,292
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	1,020,000	878,614
		6,302,048
Consumer staples (1.3%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	460,000	452,932
Ashtead Capital, Inc. 144A company guaranty sr. unsec. FRN 5.80%, 4/15/34	375,000	364,962
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	305,000	290,205
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	265,000	261,250
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	70,000	76,589
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	1,315,000	1,241,976
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)	905,000	923,307
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	145,000	138,674
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	523,000	454,866
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,148,000	1,111,151
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	72,000	71,725
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	85,000	78,489
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	345,000	363,390
		5,829,516
Energy (1.3%)
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	910,000	851,434
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	180,000	150,384
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	270,000	278,877
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	255,000	255,799
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	1,090,000	1,125,537
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	910,000	990,865
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	345,000	348,830

12 Core Bond Fund

CORPORATE BONDS AND NOTES (30.5%)* cont.	Principal amount	Value
Energy cont.
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	$200,000	$203,172
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	71,000	71,565
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	544,000	543,514
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	72,000	71,760
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	540,000	505,371
		5,397,108
Financials (11.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	430,000	358,984
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	1,435,000	1,399,614
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	385,000	368,334
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	805,000	806,929
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	450,000	399,299
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	410,000	412,926
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	540,000	584,643
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	1,000,000	988,744
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	605,000	615,787
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	390,000	375,515
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	340,000	331,266
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	756,000	736,526
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	160,114
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	400,000	427,500
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	1,400,000	1,422,928
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35	100,000	97,247
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	2,090,000	1,758,916
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	1,020,000	1,041,331
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	1,025,000	882,766
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	450,000	430,589
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	580,000	577,131
Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.125%, 3/15/26	200,000	192,688
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,300,000	1,280,007
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	455,000	447,103
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	517,000	556,344
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	235,000	178,278
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	98,000	97,259
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	100,000	83,985
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,515,000	1,457,996
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	410,000	386,833
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	960,000	934,386
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	200,000	162,335
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	615,000	564,551
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	229,657

Core Bond Fund 13

CORPORATE BONDS AND NOTES (30.5%)* cont.	Principal amount	Value
Financials cont.
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	$761,000	$748,394
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 7.146%, 7/13/27 (Germany)	445,000	454,293
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	144,000	135,713
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31 R	785,000	788,860
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	340,000	330,117
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	101,000	61,537
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	365,000	369,160
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	720,000	715,229
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	290,000	272,379
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	480,000	489,167
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	460,000	471,293
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	1,037,000	1,023,765
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	665,000	631,003
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	505,000	507,364
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	225,000	153,268
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	115,000	87,162
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	146,000	139,362
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	60,000	58,841
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	380,000	375,660
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	660,000	660,665
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	445,000	430,189
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	505,000	510,938
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,635,000	1,628,831
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,190,000	1,874,181
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	72,000	65,892
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	300,000	308,326
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	360,000	312,085
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	2,085,000	2,051,974
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	510,000	490,722
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	1,270,000	1,235,408
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	250,000	250,221
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	74,000	72,376
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	230,000	229,817
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	800,000	731,815
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34 R	700,000	669,890
Protective Life Global Funding 144A 5.467%, 12/8/28	595,000	592,328
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	1,005,000	999,259
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	400,000	418,500

14 Core Bond Fund

CORPORATE BONDS AND NOTES (30.5%)* cont.	Principal amount	Value
Financials cont.
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	$465,000	$478,161
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	420,000	404,549
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	640,000	621,112
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)	1,015,000	998,182
UBS Group AG 144A sr. unsec. FRB 6.537%, 8/12/33 (Switzerland)	615,000	629,093
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	420,000	402,928
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	230,388
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	360,000	274,421
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	140,000	134,464
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	1,607,000	1,507,250
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	1,380,000	1,375,593
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	330,000	346,711
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	120,000	102,486
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	145,000	98,366
		49,698,199
Health care (3.0%)
AbbVie, Inc. sr. unsec. bonds 5.40%, 3/15/54	539,000	521,844
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	216,000	210,639
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	755,000	740,556
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	500,000	477,586
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	733,000	700,824
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	230,000	228,042
Amgen, Inc. sr. unsec. unsub. notes 4.20%, 3/1/33	1,000,000	905,227
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	936,000	888,734
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	450,000	371,576
Bristol-Myers Squibb Co. sr. unsec. notes 5.20%, 2/22/34	1,198,000	1,173,193
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	162,000	159,553
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	250,000	218,219
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	535,000	489,536
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	155,000	155,813
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	150,000	145,358
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	770,000	733,833
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	585,000	570,817
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	85,000	73,112
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	110,000	100,047
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	285,000	286,469
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	200,000	200,000
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	300,000	300,000
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	960,000	895,236

Core Bond Fund 15

CORPORATE BONDS AND NOTES (30.5%)* cont.	Principal amount	Value
Health care cont.
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	$288,000	$274,346
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	234,000	226,948
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	295,000	310,447
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	140,000	118,760
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	180,000	177,772
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 5.875%, 2/15/53	638,000	649,597
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.625%, 7/15/35	300,000	281,364
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	560,000	531,572
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	118,000	97,216
		13,214,236
Technology (2.8%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	580,000	568,850
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	203,000	159,920
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	575,000	538,812
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	95,000	91,166
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	320,000	295,266
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,230,000	2,036,478
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	506,000	486,887
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	709,000	693,504
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	410,000	412,433
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	400,000	401,848
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	675,000	672,664
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	388,000	384,794
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	1,370,000	1,342,109
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	170,000	141,531
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	155,000	147,305
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	228,000	221,728
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,284,000	1,117,859
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	295,000	210,749
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	575,000	428,471
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	620,000	538,508
Oracle Corp. sr. unsec. unsub. bonds 4.30%, 7/8/34	1,025,000	910,328
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	45,000	33,026
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	275,000	166,273
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	250,000	156,981
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	175,000	147,888
		12,305,378
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	150,000	144,183
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	995,000	978,137
		1,122,320

16 Core Bond Fund

CORPORATE BONDS AND NOTES (30.5%)* cont.	Principal amount	Value
Utilities and power (3.7%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	$235,000	$189,038
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	305,000	318,224
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	565,000	551,042
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	305,000	289,933
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	265,000	214,259
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	620,000	643,491
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	255,000	260,933
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	500,000	470,470
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	1,000,000	975,674
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	89,000	82,719
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	700,000	628,356
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	501,000	460,205
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	325,000	284,566
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	290,000	285,615
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	874,000	867,091
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	355,000	334,789
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	575,000	558,872
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	725,000	705,318
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	280,000	266,561
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	670,000	741,808
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	205,000	200,009
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	495,000	495,980
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	1,194,000	1,128,634
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	425,000	377,759
Oncor Electric Delivery Co., LLC sr. notes 3.70%, 11/15/28	300,000	280,335
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,363,000	1,346,156
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	180,000	146,398
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	450,000	453,665
PacifiCorp sr. bonds 2.70%, 9/15/30	210,000	177,303
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	190,000	179,514
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	335,000	325,400
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	660,000	657,990
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	70,000	69,785
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	575,000	558,915
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	130,000	120,033
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	635,000	661,661
		16,308,501
Total corporate bonds and notes (cost $134,851,740)		$133,525,964

Core Bond Fund 17

MORTGAGE-BACKED SECURITIES (16.2%)*	Principal amount	Value
Commercial mortgage-backed securities (8.0%)
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (CME Term SOFR 1 Month + 1.21%), 6.535%, 5/15/36 (Cayman Islands)	$984,822	$982,606
AREIT CRE Trust 144A
FRB Ser. 22-CRE6, Class A, 6.58%, 1/20/37 (Cayman Islands)	533,763	529,096
FRB Ser. 21-CRE5, Class A, 6.521%, 11/17/38 (Cayman Islands)	1,153,486	1,147,305
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.896%, 11/15/54 W	36,092,748	776,146
FRB Ser. 18-BN10, Class XA, IO, 0.834%, 2/15/61 W	38,456,350	833,211
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	521,000	436,275
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	324,192	330,327
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.783%, 12/16/36 (Cayman Islands)	140,709	139,910
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.503%, 11/16/38 (Cayman Islands)	319,339	316,889
FRB Ser. 21-FL8, Class A, 6.353%, 1/18/36 (Cayman Islands)	880,839	869,829
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.811%, 1/15/53 W	9,019,210	262,033
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	569,000	528,746
CFCRE Commercial Mortgage Trust
Ser. 16-C3, Class A3, 3.865%, 1/10/48	289,000	279,440
FRB Ser. 16-C4, Class XA, IO, 1.759%, 5/10/58 W	6,776,720	144,415
Citigroup Commercial Mortgage Trust
Ser. 14-GC25, Class AS, 4.017%, 10/10/47	346,000	341,090
Ser. 16-P6, Class A5, 3.72%, 12/10/49 W	423,000	392,865
Ser. 16-C3, Class A4, 3.154%, 11/15/49	746,000	694,992
FRB Ser. 14-GC21, Class XA, IO, 1.109%, 5/10/47 W	1,051,253	831
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.825%, 5/10/47 W	989,000	899,636
FRB Ser. 15-LC19, Class C, 4.352%, 2/10/48 W	342,000	318,046
Ser. 14-UBS4, Class AM, 3.968%, 8/10/47	1,107,000	1,044,352
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48 W	418,000	395,574
FRB Ser. 14-UBS4, Class XA, IO, 1.208%, 8/10/47 W	7,766,095	13,120
FRB Ser. 14-CR20, Class XA, IO, 1.069%, 11/10/47 W	25,336,145	25,336
FRB Ser. 15-CR23, Class XA, IO, 0.981%, 5/10/48 W	17,462,941	86,978
FRB Ser. 15-CR22, Class XA, IO, 0.947%, 3/10/48 W	9,754,526	33,591
FRB Ser. 15-LC21, Class XA, IO, 0.763%, 7/10/48 W	28,059,120	132,854
CSAIL Commercial Mortgage Trust
Ser. 19-C17, Class C, 3.934%, 9/15/52	213,000	163,016
Ser. 15-C2, Class A4, 3.504%, 6/15/57	278,000	271,110
Ser. 17-CX10, Class A3, 3.398%, 11/15/50	832,611	808,151
Ser. 16-C6, Class AS, 3.346%, 1/15/49	458,000	418,221
Ser. 15-C1, Class XA, IO, 0.944%, 4/15/50 W	17,713,398	39,708
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49 W	651,000	579,549
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.516%, 8/10/44 W	1,118,225	1,050,002

18 Core Bond Fund

MORTGAGE-BACKED SECURITIES (16.2%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates FRB Ser. K743, Class X1, IO, 1.022%, 5/25/28 W	$10,224,484	$316,192
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.684%, 11/16/36 (Cayman Islands)	959,264	955,588
Government National Mortgage Association
FRB Ser. 21-17, IO, 1.051%, 1/16/61	5,954,371	429,733
FRB Ser. 20-190, IO, 1.05%, 11/16/62	5,625,491	417,342
GS Mortgage Securities Trust
Ser. 14-GC24, Class AS, 4.162%, 9/10/47 W	408,000	400,354
Ser. 16-GS2, Class B, 3.759%, 5/10/49 W	544,000	506,764
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C24, Class XA, IO, 0.959%, 11/15/47 W	31,056,728	19,625
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.899%, 6/15/51 W	358,000	284,182
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 13-LC11, Class AS, 3.216%, 4/15/46	269,309	248,303
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-LC9, Class D, 3.715%, 12/15/47 W	327,000	281,417
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.533%, 7/16/36 (Cayman Islands)	1,212,304	1,205,244
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 16-C32, Class AS, 3.994%, 12/15/49 W	983,000	896,133
Ser. 15-C26, Class AS, 3.885%, 10/15/48 W	399,000	380,851
Ser. 15-C22, Class B, 3.883%, 4/15/48 W	506,000	478,500
FRB Ser. 15-C26, Class XA, IO, 1.105%, 10/15/48 W	12,568,367	79,497
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.79%, 8/15/45 W	319,000	291,575
FRB Ser. 13-C10, Class F, 4.117%, 7/15/46 W	1,661,000	103,172
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.941%, 10/15/51 W	1,050,056	885,240
FRB Ser. 16-UB12, Class XA, IO, 0.785%, 12/15/49 W	20,739,529	272,227
PFP, Ltd. 144A
FRB Ser. 23-10, Class A, 7.681%, 9/16/38	1,229,000	1,238,001
FRB Ser. 21-8, Class A, 6.433%, 8/9/37 (Cayman Islands)	103,351	102,658
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 8.387%, 10/25/39	502,000	499,598
FRB Ser. 23-FL12, Class A, 7.652%, 5/25/38	444,144	444,969
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.073%, 5/19/38 (Bermuda)	626,000	626,712
UBS Commercial Mortgage Trust
Ser. 18-C14, Class A4, 4.448%, 12/15/51	681,000	629,154
Ser. 19-C16, Class B, 4.32%, 4/15/52 W	727,000	630,771
Ser. 18-C10, Class A4, 4.313%, 5/15/51	366,000	338,616
Ser. 17-C3, Class B, 4.092%, 8/15/50 W	313,000	271,723
Ser. 17-C1, Class AS, 3.724%, 6/15/50	472,000	431,188
Ser. 17-C1, Class A4, 3.46%, 6/15/50	724,000	668,576
FRB Ser. 17-C7, Class XA, IO, 1.139%, 12/15/50 W	12,863,604	370,458
FRB Ser. 18-C8, Class XA, IO, 0.965%, 2/15/51 W	13,058,680	339,318

Core Bond Fund 19

MORTGAGE-BACKED SECURITIES (16.2%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48 W	$82,500	$276
Wells Fargo Commercial Mortgage Trust
Ser. 15-C31, Class AS, 4.049%, 11/15/48	640,000	614,792
Ser. 17-C39, Class B, 4.025%, 9/15/50	1,077,000	957,103
Ser. 19-C50, Class AS, 4.021%, 5/15/52	427,000	388,401
Ser. 17-RC1, Class AS, 3.844%, 1/15/60	762,000	712,941
Ser. 16-NXS6, Class A4, 2.918%, 11/15/49	300,000	281,391
Ser. 19-C52, Class A5, 2.892%, 8/15/52	261,000	227,108
FRB Ser. 14-LC16, Class XA, IO, 1.104%, 8/15/50 W	4,707,236	109
FRB Ser. 18-C43, Class XA, IO, 0.736%, 3/15/51 W	17,604,090	341,597
WF-RBS Commercial Mortgage Trust Ser. 14-C23, Class A5, 3.917%, 10/15/57	335,000	330,107
WF-RBS Commercial Mortgage Trust 144A Ser. 11-C4, Class D, 5.144%, 6/15/44 W	893,000	757,335
		34,940,091
Residential mortgage-backed securities (non-agency) (8.2%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	741,417	749,468
Ser. 23-NQM3, Class A1, 6.733%, 7/25/68	1,827,977	1,827,809
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,475,611	1,458,347
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49 W	155,630	144,334
BRAVO Residential Funding Trust 144A
Ser. 23-NQM6, Class A1, 6.602%, 9/25/63	833,132	830,797
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	240,886	241,225
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64 ††	1,861,567	1,856,672
Ser. 21-C, Class A1, 1.62%, 3/1/61	343,872	326,943
CIM Trust 144A Ser. 23-R4, Class A1, 5.00%, 5/25/62 W	480,237	460,452
Countrywide Alternative Loan Trust FRB Ser. 06-OA7, Class 1A1, 3.463%, 6/25/46 W	360,213	319,456
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (US 30 Day Average SOFR + 9.31%), 14.645%, 10/25/27	986,447	1,050,781
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 8.995%, 8/25/29	475,025	496,401
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (US 30 Day Average SOFR + 2.61%), 7.945%, 3/25/30	361,000	372,636
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.28%, 6/25/42	378,298	388,898
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.98%, 7/25/42	684,412	701,094
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.63%, 8/25/33	732,077	749,073
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.63%, 8/25/42	1,119,675	1,142,630
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.53%, 5/25/42	69,916	71,008

20 Core Bond Fund

MORTGAGE-BACKED SECURITIES (16.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.48%, 9/25/42	$834,105	$844,010
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.33%, 6/25/43	220,429	222,220
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.18%, 11/25/43	201,382	203,984
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.18%, 1/25/42	347,000	349,831
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class M2, (US 30 Day Average SOFR + 1.80%), 7.13%, 1/25/51	18,002	18,189
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.13%, 11/25/41	253,000	254,605
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.98%, 1/25/34	79,602	80,062
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.68%, 2/25/44	238,119	238,416
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.63%, 2/25/42	20,139	20,196
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.33%, 1/25/42	387,148	387,148
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M1, (US 30 Day Average SOFR + 0.85%), 6.18%, 11/25/41	163,008	163,007
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.18%, 9/25/41	233,668	232,424
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.395%, 8/25/28	13,022	13,764
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.195%, 8/25/28	4,185	4,449
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.445%, 9/25/28	39,796	41,605
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.345%, 10/25/28	45,826	48,346
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.145%, 4/25/28	558,983	588,964
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.095%, 9/25/29	135,000	141,750
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.245%, 2/25/30	61,000	63,371
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.095%, 2/25/30	75,847	76,634
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.795%, 1/25/31	495,971	507,130
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.645%, 8/25/30	22,953	23,491
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.33%, 1/25/42	1,300,000	1,334,125
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.28%, 6/25/42	1,742,000	1,794,521

Core Bond Fund 21

MORTGAGE-BACKED SECURITIES (16.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.08%, 5/25/42	$1,622,151	$1,667,232
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.88%, 7/25/42	1,021,923	1,050,026
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.83%, 9/25/42	83,570	85,035
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.43%, 3/25/42	461,303	468,079
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.33%, 3/25/42	377,010	381,826
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.28%, 9/25/43	90,598	91,224
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.23%, 4/25/42	1,124,504	1,130,126
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.23%, 12/25/41	275,000	277,675
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.03%, 7/25/43	214,873	215,956
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.98%, 12/25/41	114,000	114,481
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.53%, 1/25/42	235,291	236,094
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.48%, 3/25/44	100,358	100,483
Connecticut Avenue Securities FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.43%, 2/25/44	20,988	20,988
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	197,332	184,512
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3, 3.196%, 5/25/65 W	647,000	611,403
Invitation Homes Trust 144A FRB Ser. 18-SFR4, Class A, (CME Term SOFR 1 Month + 1.21%), 6.535%, 1/17/38	600,789	600,977
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE1, Class A1, (US 30 Day Average SOFR + 1.75%), 7.08%, 11/25/53	294,335	295,929
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	1,148,829	1,159,128
Mill City Mortgage Loan Trust 144A
Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	607,535	613,534
Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	385,686	381,953
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	340,301	340,557
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	1,894,237	1,918,813
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 5.861%, 5/25/46	580,309	501,967
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60 W	381,000	342,415
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 3.487%, 8/25/26 W	493,665	482,558
Verus Securitization Trust 144A Ser. 23-INV2, Class A1, 6.443%, 8/25/68	1,778,419	1,795,061
		35,908,298
Total mortgage-backed securities (cost $72,540,673)		$70,848,389

22 Core Bond Fund

COLLATERALIZED LOAN OBLIGATIONS (3.6%)*	Principal amount	Value
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.845%, 7/20/35 (Jersey)	$400,000	$400,373
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.769%, 4/15/35 (Cayman Islands)	500,000	500,043
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 7/20/34	500,000	497,163
Birch Grove CLO 4, Ltd. 144A FRB Ser. 22-4A, Class B1, (CME Term SOFR 3 Month + 2.10%), 7.429%, 4/15/34 (Cayman Islands)	500,000	501,230
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	500,000	503,261
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.836%, 11/22/34 (Cayman Islands)	250,000	249,487
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.76%, 10/15/34 (Cayman Islands)	369,000	369,195
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/21/31	800,000	800,946
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/20/34 (Cayman Islands)	500,000	500,343
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.78%, 7/15/34 (Cayman Islands)	500,000	500,003
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.386%, 4/28/31 (Cayman Islands)	650,000	650,064
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.816%, 7/20/34 (Cayman Islands)	450,000	450,192
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/28/34	600,000	600,296
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.825%, 7/25/34 (Cayman Islands)	400,000	400,277
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.435%, 7/25/34 (Cayman Islands)	500,000	500,500
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 6.975%, 10/20/36 (Cayman Islands)	750,000	754,809
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.84%, 8/26/34 (Cayman Islands)	1,000,000	999,498
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.88%, 1/15/35 (Cayman Islands)	250,000	249,122
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.74%, 7/15/34 (Cayman Islands)	500,000	500,630
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.976%, 1/20/34 (Cayman Islands)	850,000	852,384
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-2A, Class A1, (CME Term SOFR 3 Month + 1.42%), 6.746%, 7/20/34 (Cayman Islands)	400,000	400,520
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 4/20/34 (Cayman Islands)	650,000	651,021
RRX 3, Ltd. 144A FRB Ser. 21-3A, Class A1, (CME Term SOFR 3 Month + 1.58%), 6.91%, 4/15/34 (Cayman Islands)	500,000	500,859
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.386%, 7/20/34 (Cayman Islands)	500,000	500,887
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/20/34 (Cayman Islands)	724,000	724,167
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.765%, 7/25/34 (Cayman Islands)	300,000	300,527

Core Bond Fund 23

COLLATERALIZED LOAN OBLIGATIONS (3.6%)* cont.	Principal amount	Value
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.74%, 7/15/32 (Cayman Islands)	$200,000	$200,348
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.77%, 7/15/32 (Cayman Islands)	500,000	500,233
Venture XXVII CLO, Ltd. 144A FRB Ser. 21-27A, Class BR, (CME Term SOFR 3 Month + 1.86%), 7.186%, 7/20/30 (Cayman Islands)	350,000	349,646
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 6.973%, 4/20/37 (Jersey)	450,000	450,382
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 7.006%, 10/20/34	500,000	500,251
Total collateralized loan obligations (cost $15,735,587)		$15,858,657

ASSET-BACKED SECURITIES (3.4%)*	Principal amount	Value
American Express Credit Account Master Trust Ser. 22-3, Class A, 3.75%, 8/15/27	$1,496,000	$1,463,667
BMW Vehicle Owner Trust Ser. 23-A, Class A3, 5.47%, 2/25/28	500,000	499,968
Capital One Multi-Asset Execution Trust
Ser. 23-A1, Class A, 4.42%, 5/15/28	500,000	491,337
Ser. 22-A2, Class A, 3.49%, 5/15/27	523,000	511,996
Chase Auto Owner Trust 144A Ser. 22-AA, Class A4, 3.99%, 3/27/28	180,000	173,859
Citizens Auto Receivables Trust 144A Ser. 24-1, Class A3, 5.11%, 4/17/28	1,998,000	1,986,428
Discover Card Execution Note Trust Ser. 22-A3, Class A3, 3.56%, 7/15/27	483,000	471,819
GM Financial Consumer Automobile Receivables Trust Ser. 23-3, Class A3, 5.45%, 6/16/28	2,000,000	2,000,444
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	1,444,000	1,419,024
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A3, 5.69%, 8/15/28	900,000	903,068
Ser. 22-A, Class A3, 3.06%, 2/15/27	241,365	237,349
Honda Auto Receivables Owner Trust Ser. 23-3, Class A3, 5.41%, 2/18/28	1,727,000	1,733,243
Hyundai Auto Receivables Trust Ser. 23-B, Class A3, 5.48%, 4/17/28	1,000,000	998,963
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.266%, 6/29/24	825,000	824,864
Toyota Auto Receivables Owner Trust Ser. 23-C, Class A3, 5.16%, 4/17/28	546,000	542,839
World Omni Auto Receivables Trust Ser. 24-A, Class A3, 4.86%, 3/15/29	505,000	500,148
Total asset-backed securities (cost $14,761,131)		$14,759,016

SHORT-TERM INVESTMENTS (4.0%)*	Shares	Value
Putnam Short Term Investment Fund Class P 5.48% L	17,345,636	$17,345,636
Total short-term investments (cost $17,345,636)		$17,345,636

TOTAL INVESTMENTS
Total investments (cost $520,844,850)	$506,972,947

24 Core Bond Fund

Key to holding’s abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $437,716,062.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,331,726 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

Core Bond Fund 25

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$14,759,016	$—
Collateralized loan obligations	—	15,858,657	—
Corporate bonds and notes	—	133,525,964	—
Mortgage-backed securities	—	70,848,389	—
U.S. government and agency mortgage obligations	—	143,234,553	—
U.S. treasury obligations	—	111,400,732	—
Short-term investments	—	17,345,636	—
Totals by level	$—	$506,972,947	$—

The accompanying notes are an integral part of these financial statements.

26 Core Bond Fund

Statement of assets and liabilities 4/30/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $503,499,214)	$489,627,311
Affiliated issuers (identified cost $17,345,636) (Note 5)	17,345,636
Interest and other receivables	3,501,639
Receivable for shares of the fund sold	2,791,482
Receivable for investments sold	375,288
Receivable for sales of delayed delivery securities (Note 1)	1,918,011
Total assets	515,559,367

LIABILITIES
Payable for investments purchased	1,946,178
Payable for purchases of TBA securities (Note 1)	74,823,672
Payable for shares of the fund repurchased	742,152
Payable for compensation of Manager (Note 2)	194,941
Payable for Trustee compensation and expenses (Note 2)	102,843
Payable for distribution fees (Note 2)	32,123
Other accrued expenses	1,396
Total liabilities	77,843,305

Net assets	$437,716,062

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$642,499,602
Total distributable earnings (Note 1)	(204,783,540)
Total — Representing net assets applicable to capital shares outstanding	$437,716,062

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($129,241,448 divided by 16,327,441 shares)	$7.92
Offering price per class A share (100/96.00 of $7.92)*	$8.25
Net asset value and offering price per class B share ($105,750 divided by 13,387 shares)**	$7.90
Net asset value and offering price per class C share ($6,029,308 divided by 764,439 shares)**	$7.89
Net asset value, offering price and redemption price per class R share
($649,716 divided by 81,478 shares)	$7.97
Net asset value, offering price and redemption price per class R6 share
($1,802,938 divided by 226,982 shares)	$7.94
Net asset value, offering price and redemption price per class Y share
($299,886,902 divided by 37,885,278 shares)	$7.92

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Core Bond Fund 27

Statement of operations Six months ended 4/30/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $556,813 from investments in affiliated issuers) (Note 5)	$10,877,971
Total investment income	10,877,971

EXPENSES
Compensation of Manager (Note 2)	792,472
Distribution fees (Note 2)	188,927
Other	2,729
Total expenses	984,128
Expense reduction (Note 2)	(4,543)
Net expenses	979,585

Net investment income	9,898,386

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	1,150,132
Swap contracts (Note 1)	(27,982)
Total net realized gain	1,122,150
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	7,302,455
Total change in net unrealized appreciation	7,302,455

Net gain on investments	8,424,605

Net increase in net assets resulting from operations	$18,322,991

The accompanying notes are an integral part of these financial statements.

28 Core Bond Fund

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 4/30/24*	Year ended 10/31/23
Operations
Net investment income	$9,898,386	$14,016,443
Net realized gain (loss) on investments
and foreign currency transactions	1,122,150	(10,048,511)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	7,302,455	(9,123,675)
Net increase (decrease) in net assets resulting
from operations	18,322,991	(5,155,743)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,097,137)	(6,581,412)
Class B	(3,440)	(16,796)
Class C	(121,891)	(262,824)
Class P	—	(5,615,485)
Class R	(14,862)	(25,395)
Class R6	(71,681)	(101,392)
Class Y	(6,996,025)	(6,211,194)
Increase from capital share transactions (Note 4)	87,589,285	6,371,869
Total increase (decrease) in net assets	95,607,240	(17,598,372)

NET ASSETS
Beginning of period	342,108,822	359,707,194
End of period	$437,716,062	$342,108,822

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Core Bond Fund 29

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	return of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
April 30, 2024**	$7.68	.19	.25	.44	(.20)	—	(.20)	$7.92	5.68*	$129,241	.32*	2.34*	208*
October 31, 2023	8.30	.39	(.49)	(.10)	(.52)	—	(.52)	7.68	(1.51)	115,240.66		4.79	967
October 31, 2022	9.04	.37	(.68)	(.31)	(.43)	—	(.43)	8.30	(3.51)	105,223.71		4.30	997
October 31, 2021	9.40	.32	(.38)	(.06)	(.30)	—	(.30)	9.04	(.73)	133,135.77		3.42	908
October 31, 2020	9.83	.29	(.36)	(.07)	(.23)	(.13)	(.36)	9.40	(.67)	139,880.78		3.05	844
October 31, 2019	9.73	.34	.22	.56	(.46)	—	(.46)	9.83	5.93	151,339.86		3.49	632
Class B
April 30, 2024**	$7.67	.18	.24	.42	(.19)	—	(.19)	$7.90	5.45*	$106	.42*	2.24*	208*
October 31, 2023	8.28	.40[e]	(.51)	(.11)	(.50)	—	(.50)	7.67	(1.60)	156.86		4.85[e]	967
October 31, 2022	9.01	.36	(.68)	(.32)	(.41)	—	(.41)	8.28	(3.64)	362.91		4.14	997
October 31, 2021	9.37	.31	(.39)	(.08)	(.28)	—	(.28)	9.01	(.97)	616.97		3.24	908
October 31, 2020	9.80	.28	(.37)	(.09)	(.22)	(.12)	(.34)	9.37	(.91)	1,033.98		2.97	844
October 31, 2019	9.70	.32	.21	.53	(.43)	—	(.43)	9.80	5.69	1,699	1.06	3.37	632
Class C
April 30, 2024**	$7.66	.16	.24	.40	(.17)	—	(.17)	$7.89	5.19 *	$6,029	.69*	1.97*	208*
October 31, 2023	8.27	.32[e]	(.48)	(.16)	(.45)	—	(.45)	7.66	(2.14)	4,580	1.41	3.90[e]	967
October 31, 2022	9.00	.29[e]	(.65)	(.36)	(.37)	—	(.37)	8.27	(4.16)	5,097	1.46	3.38[e]	997
October 31, 2021	9.36	.24	(.37)	(.13)	(.23)	—	(.23)	9.00	(1.52)	9,014	1.52	2.53	908
October 31, 2020	9.79	.22	(.36)	(.14)	(.19)	(.10)	(.29)	9.36	(1.44)	24,205	1.53	2.37	844
October 31, 2019	9.70	.27	.20	.47	(.38)	—	(.38)	9.79	5.04	40,918	1.61	2.76	632
Class R
April 30, 2024**	$7.74	.18	.24	.42	(.19)	—	(.19)	$7.97	5.35*	$650	.44*	2.22*	208*
October 31, 2023	8.35	.37	(.49)	(.12)	(.49)	—	(.49)	7.74	(1.66)	607.91		4.52	967
October 31, 2022	9.09	.36	(.69)	(.33)	(.41)	—	(.41)	8.35	(3.76)	392.96		4.12	997
October 31, 2021	9.45	.30	(.38)	(.08)	(.28)	—	(.28)	9.09	(.97)	334	1.02	3.15	908
October 31, 2020	9.88	.26	(.35)	(.09)	(.22)	(.12)	(.34)	9.45	(.91)	355	1.03	2.77	844
October 31, 2019	9.78	.31	.22	.53	(.43)	—	(.43)	9.88	5.64	388	1.11	3.20	632
Class R6
April 30, 2024**	$7.71	.20	.24	.44	(.21)	—	(.21)	$7.94	5.69*	$1,803	.19*	2.47*	208*
October 31, 2023	8.33	.41	(.49)	(.08)	(.54)	—	(.54)	7.71	(1.22)	2,896.41		5.01	967
October 31, 2022	9.07	.40	(.68)	(.28)	(.46)	—	(.46)	8.33	(3.24)	1,214.46		4.59	997
October 31, 2021	9.43	.35	(.39)	(.04)	(.32)	—	(.32)	9.07	(.47)	1,509.52		3.66	908
October 31, 2020	9.86	.31	(.35)	(.04)	(.25)	(.14)	(.39)	9.43	(.42)	10,989.53		3.29	844
October 31, 2019	9.76	.36	.22	.58	(.48)	—	(.48)	9.86	6.17	9,865.61		3.74	632

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

30 Core Bond Fund	Core Bond Fund 31

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	return of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class Y
April 30, 2024**	$7.68	.20	.25	.45	(.21)	—	(.21)	$7.92	5.84*	$299,887	.19*	2.47*	208*
October 31, 2023	8.30	.41	(.49)	(.08)	(.54)	—	(.54)	7.68	(1.22)	218,629.41		5.01	967
October 31, 2022	9.04	.40	(.68)	(.28)	(.46)	—	(.46)	8.30	(3.25)	67,037.46		4.59	997
October 31, 2021	9.40	.35	(.39)	(.04)	(.32)	—	(.32)	9.04	(.48)	101,933.52		3.70	908
October 31, 2020	9.83	.32	(.36)	(.04)	(.25)	(.14)	(.39)	9.40	(.42)	143,770.53		3.38	844
October 31, 2019	9.74	.37	.20	.57	(.48)	—	(.48)	9.83	6.08	194,904.61		3.77	632

Before February 28, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e The net investment income ratio and per share amount shown for the period ending may not correspond with the expected class differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

32 Core Bond Fund	Core Bond Fund 33

Notes to financial statements 4/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from November 1, 2023 through April 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Core Bond Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in a diversified portfolio of fixed-income securities of governments and private companies that are investment-grade in quality with intermediate- to long-term maturities (three years or longer). Investment-grade securities are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating organization, or are unrated investments that Putnam Management believes are of comparable quality. The fund may invest in below-investment-grade investments, however, the fund will not invest in securities that are rated lower than B or its equivalent by each rating agency that is rating the investment, or that are unrated securities that Putnam Management believes are of comparable quality. The fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase. Putnam Management may consider, among other factors, a company’s or issuer’s credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Under normal circumstances, Putnam Management will invest at least 80% of the fund’s net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. In addition to bonds, the fund may also invest in other fixed-income instruments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	1.00% phased out over two years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

34 Core Bond Fund

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Core Bond Fund 35

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange

36 Core Bond Fund

gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Core Bond Fund 37

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains

38 Core Bond Fund

or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$96,402,972	$95,184,916	$191,587,888

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $521,886,127, resulting in gross unrealized appreciation and depreciation of $1,054,524 and $15,967,704, respectively, or net unrealized depreciation of $14,913,180.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a monthly base fee equal to 0.39% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

For the period March 1, 2023 through August 31, 2024, fund’s management fee will be the lesser of (i) the monthly fee of 0.39% of the monthly average of the fund’s net asset value and (ii) the fee that the fund would have paid under the previous management contract after giving effect to any performance adjustment.

Prior to March 1, 2023, under the previous management contract, the fund paid Putnam Management a monthly base fee equal to 0.60% of the monthly average of the fund’s net asset value. This fee was also increased or decreased each month by an amount based on the performance of the fund. The amount of the increase or decrease was calculated monthly based on a performance adjustment rate that was equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the ICE BofA U.S. Treasury Bill Index plus 3.00% over the thirty-six month period then ended (the performance period). The maximum annualized performance adjustment rate was +/- 0.12%. Each month, the performance adjustment rate was multiplied by the fund’s average net assets over the performance period and the result was divided by twelve. The resulting dollar amount was added to, or subtracted from, the base fee for that month. The monthly base fee was determined based on the fund’s average net assets for the month, while the performance adjustment was determined based on the fund’s average net assets over the

Core Bond Fund 39

thirty-six month performance period. This means it was possible that, if the fund underperformed significantly over the performance period, and the fund’s assets had declined significantly over that period, the negative performance adjustment may have exceeded the base fee. In this event, Putnam Management would have made a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.194% of the fund’s average net assets and no adjustment based on performance.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.20% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to interim investment management, sub-management and sub-advisory contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management, sub-management and sub-advisory contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management, will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets, and is not an additional expense of the fund.

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. These fees are being paid by Putnam Management as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. These fees are being paid by Putnam Management as part of the management contract.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services,

40 Core Bond Fund

Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. These fees are being paid by Putnam Management as part of the management contract.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $4,543 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $345, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$157,784
Class B	1.00%	0.45%	329
Class C	1.00%	1.00%	29,199
Class R	1.00%	0.50%	1,615
Total			$188,927

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $11,758 from the sale of class A shares and received no monies and $360 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $1,539 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$985,869,048	$898,534,366
U.S. government securities (Long-term)	61,822,828	56,517,234
Total	$1,047,691,876	$955,051,600

Core Bond Fund 41

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	5,463,525	$44,241,613	6,212,487	$50,771,973
Shares issued in connection with
reinvestment of distributions	372,651	3,003,917	771,982	6,327,699
	5,836,176	47,245,530	6,984,469	57,099,672
Shares repurchased	(4,510,144)	(36,414,545)	(4,664,109)	(38,130,231)
Net increase	1,326,032	$10,830,985	2,320,360	$18,969,441

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	630	$5,252
Shares issued in connection with
reinvestment of distributions	427	3,440	2,043	16,796
	427	3,440	2,673	22,048
Shares repurchased	(7,426)	(59,792)	(25,966)	(213,255)
Net decrease	(6,999)	$(56,352)	(23,293)	$(191,207)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	265,183	$2,128,846	295,378	$2,401,713
Shares issued in connection with
reinvestment of distributions	15,028	120,829	31,409	257,230
	280,211	2,249,675	326,787	2,658,943
Shares repurchased	(114,067)	(918,550)	(344,808)	(2,821,198)
Net increase (decrease)	166,144	$1,331,125	(18,021)	$(162,255)

			YEAR ENDED 10/31/23*
Class P			Shares	Amount
Shares sold			2,627,642	$21,955,593
Shares issued in connection with reinvestment of distributions			673,897	5,615,485
			3,301,539	27,571,078
Shares repurchased			(24,962,526)	(206,924,486)
Net decrease			(21,660,987)	$(179,353,408)

42 Core Bond Fund

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	12,911	$105,693	48,489	$401,325
Shares issued in connection with
reinvestment of distributions	1,830	14,862	3,086	25,395
	14,741	120,555	51,575	426,720
Shares repurchased	(11,775)	(96,360)	(20,033)	(165,473)
Net increase	2,966	$24,195	31,542	$261,247

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	128,951	$1,041,206	251,381	$2,050,816
Shares issued in connection with
reinvestment of distributions	8,845	71,681	12,394	101,392
	137,796	1,112,887	263,775	2,152,208
Shares repurchased	(286,368)	(2,319,487)	(33,973)	(279,480)
Net increase (decrease)	(148,572)	$(1,206,600)	229,802	$1,872,728

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	16,850,583	$136,535,960	27,107,513	$219,382,921
Shares issued in connection with
reinvestment of distributions	866,404	6,984,089	759,974	6,174,383
	17,716,987	143,520,049	27,867,487	225,557,304
Shares repurchased	(8,285,258)	(66,854,117)	(7,488,996)	(60,581,981)
Net increase	9,431,729	$76,665,932	20,378,491	$164,975,323

* Effective March 24, 2023, the fund terminated its class P shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/23	cost	proceeds	income	of 4/30/24
Short-term investments
Putnam Short Term
Investment Fund
Class P‡	$28,863,712	$112,408,469	$123,926,545	$556,813	$17,345,636
Total Short-term
investments	$28,863,712	$112,408,469	$123,926,545	$556,813	$17,345,636

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

There were no realized or unrealized gains or losses during the period.

Core Bond Fund 43

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Centrally cleared interest rate swap contracts (notional)	$—*

* For the reporting period, there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

As of the close of the reporting period, the fund did not hold any derivative instruments.

The following is a summary of realized gains or losses of derivative instruments on the Statement of operations for the reporting period (Note 1) (there were no unrealized gains or losses on derivative instruments):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Interest rate contracts	$(27,982)	$(27,982)
Total	$(27,982)	$(27,982)

44 Core Bond Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

		Citigroup Global	JPMorgan
	BofA Securities, Inc.	Markets, Inc.	Securities LLC	Total
Assets:
Total Assets	$—	$—	$—	$—
Liabilities:
Total Liabilities	$—	$—	$—	$—
Total Financial and Derivative	$—	$—	$—	$—
Net Assets
Total collateral received	$—	$—	$—
(pledged)†##
Net amount	$—	$—	$—
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(144,575)	$(830,931)	$(356,220)	$(1,331,726)

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Core Bond Fund 45

Shareholder meeting results (Unaudited)

January 31, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
14,754,135	526,341	2,866,756

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
14,655,191	553,497	2,938,543

At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
14,630,593	547,686	2,968,952

All tabulations are rounded to the nearest whole number.

46 Core Bond Fund

Fund information

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Barbara M. Baumann, Vice Chair	and Clerk
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Jonathan S. Horwitz
	Catharine Bond Hill	Executive Vice President,
Investment Sub-Advisors	Gregory G. McGreevey	Principal Executive Officer,
Putnam Investments Limited	Jennifer Williams Murphy	and Compliance Liaison
Cannon Place, 78 Cannon Street	Marie Pillai
London, England EC4N 6HL	George Putnam III	Kelley Hunt
	Robert L. Reynolds	AML Compliance Officer
The Putnam Advisory Company, LLC	Manoj P. Singh
100 Federal Street	Mona K. Sutphen	Martin Lemaire
Boston, MA 02110	Jane E. Trust	Vice President and
Derivatives Risk Manager
Marketing Services	Officers
Putnam Retail Management	Robert L. Reynolds	Denere P. Poulack
Limited Partnership	President, The Putnam Funds	Assistant Vice President,
100 Federal Street		Assistant Clerk, and
Boston, MA 02110	Kevin R. Blatchford	Assistant Treasurer
Vice President and
Custodian	Assistant Treasurer	Janet C. Smith
State Street Bank		Vice President,
and Trust Company	James F. Clark	Principal Financial Officer,
	Vice President and	Principal Accounting Officer,
Legal Counsel	Chief Compliance Officer	and Assistant Treasurer
Ropes & Gray LLP
Stephen J. Tate
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Core Bond Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 26, 2024